Investment Objectives and Goals	Mar. 02, 2026
Hennessy Cornerstone Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY CORNERSTONE GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.
Hennessy Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY FOCUS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Focus Fund seeks capital appreciation.
Hennessy Cornerstone Mid Cap 30 Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY CORNERSTONE MID CAP 30 FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.
Hennessy Cornerstone Large Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY CORNERSTONE LARGE GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Hennessy Cornerstone Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY CORNERSTONE VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.
Hennessy Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY TOTAL RETURN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.
Hennessy Equity and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY EQUITY AND INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Equity and Income Fund seeks long-term capital growth and current income.
Hennessy Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY BALANCED FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.
Hennessy Energy Transition Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY ENERGY TRANSITION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Energy Transition Fund seeks total return.
Hennessy Midstream Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY MIDSTREAM FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Midstream Fund seeks capital appreciation through distribution growth and current income.
Hennessy Gas Utility Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY GAS UTILITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Gas Utility Fund seeks income and capital appreciation.
Hennessy Japan Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY JAPAN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Japan Fund seeks long-term capital appreciation.
Hennessy Japan Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY JAPAN SMALL CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.
Hennessy Large Cap Financial Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY LARGE CAP FINANCIAL FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Large Cap Financial Fund seeks capital appreciation.
Hennessy Small Cap Financial Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY SMALL CAP FINANCIAL FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Small Cap Financial Fund seeks capital appreciation.
Hennessy Technology Fund
Prospectus [Line Items]
Risk/Return [Heading]	HENNESSY TECHNOLOGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Technology Fund seeks long-term capital appreciation.
Hennessy Sustainable ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hennessy Sustainable ETF seeks to achieve long-term capital appreciation.